Quarterly Holdings Report
for
Fidelity Advisor® Leveraged Company Stock Fund
April 30, 2022
ALSF-NPRT3-0622
1.805758.118
Common Stocks - 96.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.0%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	411,029	0
Interactive Media & Services - 5.0%
Alphabet, Inc. Class C (a)	18,900	43,457
Cars.com, Inc. (a)	240,100	2,670
Meta Platforms, Inc. Class A (a)	54,700	10,966
		57,093
Media - 2.8%
Nexstar Broadcasting Group, Inc. Class A	200,702	31,795
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	113,500	13,976
TOTAL COMMUNICATION SERVICES		102,864
CONSUMER DISCRETIONARY - 15.8%
Automobiles - 2.9%
Tesla, Inc. (a)	37,800	32,915
Hotels, Restaurants & Leisure - 7.4%
Airbnb, Inc. Class A (a)	3,900	598
Boyd Gaming Corp.	606,100	36,718
Caesars Entertainment, Inc. (a)	672,900	44,600
Studio City International Holdings Ltd.:
ADR (a)	397,700	1,515
ADR (c)	361,261	1,376
		84,807
Household Durables - 1.4%
Tempur Sealy International, Inc.	605,200	16,407
Specialty Retail - 3.1%
Bath & Body Works, Inc.	94,900	5,019
Lowe's Companies, Inc.	75,200	14,869
RH (a)	11,300	3,798
Ulta Beauty, Inc. (a)	14,400	5,714
Victoria's Secret & Co. (a)	31,633	1,491
Williams-Sonoma, Inc. (d)	37,400	4,880
		35,771
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	65,300	4,753
Tapestry, Inc.	197,200	6,492
		11,245
TOTAL CONSUMER DISCRETIONARY		181,145
CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	173,300	5,421
BJ's Wholesale Club Holdings, Inc. (a)	140,600	9,048
		14,469
Food Products - 5.7%
Darling Ingredients, Inc. (a)	239,179	17,553
JBS SA	6,204,400	47,501
		65,054
TOTAL CONSUMER STAPLES		79,523
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (a)	401,400	14,129
Cheniere Energy, Inc.	189,800	25,777
Chesapeake Energy Corp. (d)	137,845	11,306
Denbury, Inc. (a)	141,200	9,034
Occidental Petroleum Corp.	98,000	5,399
		65,645
FINANCIALS - 4.7%
Banks - 2.0%
Bank of America Corp.	313,001	11,168
JPMorgan Chase & Co.	99,200	11,841
		23,009
Consumer Finance - 1.6%
OneMain Holdings, Inc.	401,200	18,427
Insurance - 1.1%
Arthur J. Gallagher & Co.	75,600	12,738
TOTAL FINANCIALS		54,174
HEALTH CARE - 13.1%
Biotechnology - 0.6%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,921
Health Care Providers & Services - 4.7%
HCA Holdings, Inc.	31,321	6,720
Humana, Inc.	30,100	13,381
Tenet Healthcare Corp. (a)	85,400	6,192
UnitedHealth Group, Inc.	54,500	27,716
		54,009
Life Sciences Tools & Services - 7.3%
Charles River Laboratories International, Inc. (a)	60,700	14,660
IQVIA Holdings, Inc. (a)	166,400	36,274
Thermo Fisher Scientific, Inc.	57,500	31,793
		82,727
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	75,400	5,675
TOTAL HEALTH CARE		149,332
INDUSTRIALS - 3.8%
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (a)	10,915	646
Building Products - 1.2%
Builders FirstSource, Inc. (a)	142,400	8,768
Carrier Global Corp.	129,600	4,960
		13,728
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	23,100	151
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	15
Professional Services - 1.1%
ASGN, Inc. (a)	110,200	12,502
Road & Rail - 0.3%
XPO Logistics, Inc. (a)	58,400	3,141
Trading Companies & Distributors - 1.1%
United Rentals, Inc. (a)	41,300	13,072
TOTAL INDUSTRIALS		43,255
INFORMATION TECHNOLOGY - 24.3%
Electronic Equipment & Components - 2.3%
CDW Corp.	77,600	12,663
Zebra Technologies Corp. Class A (a)	36,600	13,530
		26,193
IT Services - 3.0%
Global Payments, Inc.	175,900	24,095
Visa, Inc. Class A	47,300	10,081
		34,176
Semiconductors & Semiconductor Equipment - 9.3%
KLA Corp.	16,900	5,395
Lam Research Corp.	61,600	28,691
Marvell Technology, Inc.	245,700	14,270
Microchip Technology, Inc.	269,800	17,591
NVIDIA Corp.	48,700	9,032
NXP Semiconductors NV	71,600	12,236
onsemi (a)	369,170	19,237
		106,452
Software - 9.7%
Adobe, Inc. (a)	69,800	27,637
Microsoft Corp.	159,500	44,264
Palo Alto Networks, Inc. (a)	40,400	22,676
SS&C Technologies Holdings, Inc.	260,800	16,863
		111,440
TOTAL INFORMATION TECHNOLOGY		278,261
MATERIALS - 8.2%
Chemicals - 3.9%
CF Industries Holdings, Inc.	207,000	20,044
The Chemours Co. LLC	726,400	24,022
		44,066
Containers & Packaging - 2.3%
Berry Global Group, Inc. (a)	189,900	10,701
WestRock Co.	320,600	15,879
		26,580
Metals & Mining - 2.0%
Cleveland-Cliffs, Inc. (a)	91,700	2,337
First Quantum Minerals Ltd.	715,900	20,524
		22,861
TOTAL MATERIALS		93,507
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	31,500	5,834
UTILITIES - 4.0%
Electric Utilities - 3.2%
NRG Energy, Inc.	441,200	15,839
PG&E Corp. (a)	1,658,556	20,981
		36,820
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	372,800	9,327
TOTAL UTILITIES		46,147
TOTAL COMMON STOCKS (Cost $678,973)		1,099,687

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (b) (Cost $453)	471	464

Money Market Funds - 5.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (f)	53,813,247	53,824
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	12,710,729	12,712
TOTAL MONEY MARKET FUNDS (Cost $66,536)		66,536

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $745,962)	1,166,687
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(23,029)
NET ASSETS - 100.0%	1,143,658

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,376,000 or 0.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	32,287	245,775	224,238	35	-	-	53,824	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	5,893	271,572	264,753	10	-	-	12,712	0.0%
Total	38,180	517,347	488,991	45	-	-	66,536

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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